Vanguard Russell 2000 Index Fund | ETF
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Russell 2000 Index Fund ETF) Vanguard Russell 2000 Index Fund	Vanguard Russell 2000 Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Russell 2000 Index Fund ETF) Vanguard Russell 2000 Index Fund		Vanguard Russell 2000 Index Fund - ETF Shares
Management Fees		0.08%
12b-1 Distribution Fee		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.15%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Russell 2000 Index Fund ETF) Vanguard Russell 2000 Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Russell 2000 Index Fund - ETF Shares	15	48	85	192

Vanguard Russell 2000 Index Fund | Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Russell 2000 Index Fund Institutional) Vanguard Russell 2000 Index Fund	Vanguard Russell 2000 Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Russell 2000 Index Fund Institutional) Vanguard Russell 2000 Index Fund		Vanguard Russell 2000 Index Fund - Institutional Shares
Management Fees		0.01%
12b-1 Distribution Fee		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.08%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Russell 2000 Index Fund Institutional) Vanguard Russell 2000 Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Russell 2000 Index Fund - Institutional Shares	8	26	45	103

Vanguard Russell 2000 Value Index Fund | ETF
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Russell 2000 Value Index Fund ETF) Vanguard Russell 2000 Value Index Fund	Vanguard Russell 2000 Value Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Russell 2000 Value Index Fund ETF) Vanguard Russell 2000 Value Index Fund		Vanguard Russell 2000 Value Index Fund - ETF Shares
Management Fees		0.12%
12b-1 Distribution Fee		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	0.20%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Russell 2000 Value Index Fund ETF) Vanguard Russell 2000 Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Russell 2000 Value Index Fund - ETF Shares	20	64	113	255

Vanguard Russell 2000 Value Index Fund | Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Russell 2000 Value Index Fund Institutional) Vanguard Russell 2000 Value Index Fund	Vanguard Russell 2000 Value Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Russell 2000 Value Index Fund Institutional) Vanguard Russell 2000 Value Index Fund		Vanguard Russell 2000 Value Index Fund - Institutional Shares
Management Fees		0.01%
12b-1 Distribution Fee		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.08%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Russell 2000 Value Index Fund Institutional) Vanguard Russell 2000 Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Russell 2000 Value Index Fund - Institutional Shares	8	26	45	103